TRANSACTIONS WITH RELATED PARTIES - Amounts due to and from related parties (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)		Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Long-term amounts due from related parties	₫ 51,073
Amounts due from related parties	₫ 2,425,455		₫ 5,755,659	$ 237,248,928		₫ 2,022,630
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 2,605,366
Long-term amounts due from related parties	47,443
Amounts due from related parties	₫ 2,652,809				$ 111,154,320
Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	15.00%
Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	5.70%
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 2,374,382	[1]	₫ 5,721,225	$ 235,829,555
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Long-term amounts due from related parties	₫ 51,073	[1]	₫ 34,434	$ 1,419,373
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Short-term amounts due to related parties	₫ 49,341,144	[1]	₫ 59,402,573	$ 2,448,580,915
Long-term amounts due to related parties	19,682,747	[1]	33,212,671	1,369,030,132
Amounts due to related parties	69,023,891		92,615,244	3,817,611,046		39,244,027
Related party | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	2,605,366				$ 109,166,429	1,978,097
Long-term amounts due from related parties	47,443				1,987,891	44,533
Short-term amounts due to related parties	44,338,043				1,857,791,125	17,325,317
Long-term amounts due to related parties	18,151,355				760,552,879	21,918,710
Amounts due to related parties	62,489,398				$ 2,618,344,004
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 2,374,382		₫ 5,721,225	$ 235,829,555		1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Related party | Short-term loans, advance to and receivables from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 2,605,366				$ 109,166,429
Related party | Short-term loans
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			₫ 4,320,000	$ 178,070,899		545,400
Short-term amounts due to related parties			51,491,014	2,122,465,540
Related party | Short-term advance to and receivables
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	2,374,382		1,401,225	57,758,656		1,432,697
Related party | Short-term advance to and receivables | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	2,605,366				$ 109,166,429
Related party | Long-term loans to and receivables
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	₫ 51,073		₫ 34,434	$ 1,419,373		44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Related party | Long-term loans to and receivables | As previously reported
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	₫ 47,443				$ 1,987,891
Related party | Long-term receivables
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	51,073		₫ 34,434	$ 1,419,373		44,533
Related party | Long-term receivables | As previously reported
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	47,443				1,987,891
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	49,341,144		59,402,573	2,448,580,915		17,325,317
Related party | Short-term payables to and borrowings from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	44,338,043				1,857,791,125
Related party | Short-term payables
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	6,216,882		7,911,559	326,115,375		16,605,397
Related party | Short-term payables | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	6,910,748				289,564,568
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	43,124,262		4,320,000	178,070,899
Short-term amounts due to related parties	43,124,262		51,491,014	2,122,465,540		719,920
Related party | Short-term borrowings | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	37,427,295				1,568,226,557
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	19,682,747		33,212,671	1,369,030,132		21,918,710
Related party | Long-term payables to related parties | As previously reported
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	18,151,355				760,552,879
Related party | Long-term payables
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	17,297,050		17,648,975	727,492,786		14,371,365
Related party | Long-term payables | As previously reported
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	15,765,658				660,590,715
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	2,385,697		₫ 15,563,696	$ 641,537,345		₫ 7,547,345
Related party | Long-term borrowings | As previously reported
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	₫ 2,385,697				$ 99,962,164

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).